CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) (PARENTHETICAL) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Statement of Stockholders' Equity [Abstract]
Unrealized gains on derivatives	$ 7,963	$ 22,823	$ 17,747
Unrealized gains (losses) on marketable securities	$ 1,098	$ 161	$ 350